UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           --------------------------------------------------------
Address:   c/o Neptune Capital Management, L.L.C.
           --------------------------------------------------------
           237 Park Avenue, Suite 900
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gulbir Madan
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-838-0870
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Gulbir Madan           New York, New York               5/12/00
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name



         ----------             --------------------------

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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        51
                                               -------------
0
Form 13F Information Table Value Total:        $358,600
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


       1                                   Neptune Capital Management, L.L.C.
    ------            -------             -----------------------------------
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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
GLOBAL CROSSING LTD               COM            G3921A100    3,427     83,700 SH       SHARED-DEFINED  1            83,700
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SEMICONDUCTOR CORP       COM            01877H100   13,030    607,800 SH       SHARED-DEFINED  1           607,800
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN MOBILE SATELLITE CORP    COM            02755R103    6,677    278,200 SH       SHARED-DEFINED  1           278,200
-----------------------------------------------------------------------------------------------------------------------------------
ARIBA INC                         COM            04033V104   12,578     60,000 SH       SHARED-DEFINED  1            60,000
-----------------------------------------------------------------------------------------------------------------------------------
B2B INTERNET HOLDRS TR            DEPOSTRY RCPT  056033103   10,078    148,200 SH       SHARED-DEFINED  1           148,200
-----------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP                     CL A           111320107   12,144     50,000 SH       SHARED-DEFINED  1            50,000
-----------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS SYS INC    COM            111621108   24,297    135,500 SH       SHARED-DEFINED  1           135,500
-----------------------------------------------------------------------------------------------------------------------------------
C-CUBE MICROSYSTEMS INC           COM            125015107    2,694     46,600 SH       SHARED-DEFINED  1            46,600
-----------------------------------------------------------------------------------------------------------------------------------
CMGI INC                          COM            125750109      884      7,800 SH       SHARED-DEFINED  1             7,800
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE INC DEL              COM            200693109    5,970     40,000 SH       SHARED-DEFINED  1            40,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION INTELLIGENCE NEW    COM            20338K106    1,641    274,900 SH       SHARED-DEFINED  1           274,900
-----------------------------------------------------------------------------------------------------------------------------------
COMPAQ COMPUTER CORP              COM            204493100    5,400    200,000 SH       SHARED-DEFINED  1           200,000
-----------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC                 COM            22674V100    5,143     60,500 SH       SHARED-DEFINED  1            60,500
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSINET CORP                   COM NEW        25536K204    2,856    159,800 SH       SHARED-DEFINED  1           159,800
-----------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC                   COM            258609304   24,333    259,900 SH       SHARED-DEFINED  1           259,900
-----------------------------------------------------------------------------------------------------------------------------------
ERICSSON L M TEL CO               ADR CL B SEK10 294821400    4,165     44,400 SH       SHARED-DEFINED  1            44,400
-----------------------------------------------------------------------------------------------------------------------------------
EURO909 COM A S                   SPONSORED ADR  298737107    2,492    119,400 SH       SHARED-DEFINED  1           119,400
-----------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNICATIONS INC         COM            302088109    3,653     26,000 SH       SHARED-DEFINED  1            26,000
-----------------------------------------------------------------------------------------------------------------------------------
FREEMARKETS INC                   COM            356602102    8,192     67,700 SH       SHARED-DEFINED  1            67,700
-----------------------------------------------------------------------------------------------------------------------------------
GADZOOX NETWORKS INC              COM            362555104    6,131    127,900 SH       SHARED-DEFINED  1           127,900
-----------------------------------------------------------------------------------------------------------------------------------
GEOWORKS CORP                     COM            373692102    2,626     73,700 SH       SHARED-DEFINED  1            73,700
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                COM            428236103   13,288    100,000 SH       SHARED-DEFINED  1           100,000
-----------------------------------------------------------------------------------------------------------------------------------
INSWEB CORP                       COM            45809K103      354     36,800 SH       SHARED-DEFINED  1            36,800
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        COM            458140100    9,597    106,400 SH       SHARED-DEFINED  1           106,400
-----------------------------------------------------------------------------------------------------------------------------------
INTELECT COMMUNICATIONS INC       COM            458144102    2,327    204,400 SH       SHARED-DEFINED  1           204,400
-----------------------------------------------------------------------------------------------------------------------------------
INTERPHASE CORP                   COM            460593106    2,567    101,000 SH       SHARED-DEFINED  1           101,000
-----------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP                 COM            46612J101    7,234      6,000 SH       SHARED-DEFINED  1             6,000
-----------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC              COM            48203R104   26,436    100,300 SH       SHARED-DEFINED  1           100,300
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY DIGITAL INC               CL A           530436104    1,455     37,800 SH       SHARED-DEFINED  1            37,800
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                      COM            620076109    1,751     12,300 SH       SHARED-DEFINED  1             12,300
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC                           COM            629407107   12,994    120,000 SH       SHARED-DEFINED  1            120,000
-----------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                        SPONSORED ADR  654902204    6,525     30,000 SH       SHARED-DEFINED  1             30,000
-----------------------------------------------------------------------------------------------------------------------------------
PHONE COM INC                     COM            71920Q100   12,903     79,100 SH       SHARED-DEFINED  1             79,100
-----------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC                 COM            741503106    6,216     77,700 SH       SHARED-DEFINED  1             77,700
-----------------------------------------------------------------------------------------------------------------------------------
PSINET INC                        COM            74437C101    2,728     80,200 SH       SHARED-DEFINED  1             80,200
-----------------------------------------------------------------------------------------------------------------------------------
RAMBUS INC DEL                    COM            750917106    7,421     25,200 SH       SHARED-DEFINED  1             25,200
-----------------------------------------------------------------------------------------------------------------------------------
ROHN INDS INC                     COM            775381106       35     10,700 SH       SHARED-DEFINED  1             10,700
-----------------------------------------------------------------------------------------------------------------------------------
SOELCTRON CORP                    COM            834182107     2,845    70,900 SH       SHARED-DEFINED  1             70,900
-----------------------------------------------------------------------------------------------------------------------------------
SONERA GROUP PLC                  SPONSORED ADR  835433202     5,443    82,000 SH       SHARED-DEFINED  1             82,000
-----------------------------------------------------------------------------------------------------------------------------------
SONY CORP                         ADR NEW        835699307     2,885    10,300 SH       SHARED-DEFINED  1             10,300
-----------------------------------------------------------------------------------------------------------------------------------
SPYGLASS INC                      COM            852192103     3,947    50,900 SH       SHARED-DEFINED  1             50,900
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICOSYSTEMS INC               COM            866810104     4,685    50,000 SH       SHARED-DEFINED  1             50,000
-----------------------------------------------------------------------------------------------------------------------------------
SYCAMORE NETWORKS INC             COM            871206108     9,649    74,800 SH       SHARED-DEFINED  1             74,800
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC          COM            879433100     5,550    50,000 SH       SHARED-DEFINED  1             50,000
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO               COM            923436109     5,806    42,700 SH       SHARED-DEFINED  1             42,700
-----------------------------------------------------------------------------------------------------------------------------------
VERTICALNET INC                   COM            92532L107     4,923    36,200 SH       SHARED-DEFINED  1             36,200
-----------------------------------------------------------------------------------------------------------------------------------
VIGNETTE CORP                     COM            926734104     4,808    30,000 SH       SHARED-DEFINED  1             30,000
-----------------------------------------------------------------------------------------------------------------------------------
VITESSE SEMICONDUCTOR CORP        COM            928497106    19,250   200,000 SH       SHARED-DEFINED  1            200,000
-----------------------------------------------------------------------------------------------------------------------------------
VODAPHONE AIRTOUCH PLC            SPONSORED ADR  92857T107     5,556    99,700 SH       SHARED-DEFINED  1             99,700
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS FACILITIES INC           COM            97653A103     2,442    23,200 SH       SHARED-DEFINED  1             23,200
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                         COM            984332106     8,569 2,980,451 SH       SHARED-DEFINED  1           2,980,451
-----------------------------------------------------------------------------------------------------------------------------------